Taxes On Income	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Taxes On Income

NOTE 11 - TAXES ON INCOME

a.	Tax laws applicable to the Company and its subsidiaries

Taxation in the United States

InspireMD Inc. is taxed under US tax laws.

Taxation in Israel

InspireMD Ltd. is taxed under the Israeli income tax ordinance.

On December 6, 2011, the “Tax Burden Distribution Law” Legislation Amendment (2011) was published in the Official Gazette. Under this law, the previously approved gradual decrease in the corporate tax rate was cancelled. The Corporate tax rate will increase to 25% beginning 2012.

Taxation in Germany

InspireMD GmbH is taxed according to the tax laws in Germany. Accordingly, the applicable tax rates are corporate tax rate of 15.825% and trade tax rate of 15%.

b.	Tax rate applicable to the Company

Amendment of the Law for the Encouragement of Capital Investments, 1959

The Israeli Law for Encouragement of Capital Investments, 1959 (hereafter - the “law”) was amended as part of the Economic Policy Law for the years 2011-2012, which was passed in the Knesset (the Israeli parliament) on December 29, 2010 (hereafter - the “amendment”). The amendment becomes effective as from January 1, 2011.

The amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Law, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the company, as defined in the amendment.

The tax rates at company level, under the law:

Years	Development Zone A	Other Areas in Israel

"Preferred enterprise"
2011-2012	10%	15%
2013-2014	7%	12.5%
2015 and thereafter	6%	12%
"Special Preferred Enterprise"
commencing 2011	5%	8%

The benefits granted to the preferred enterprises will be unlimited in time, unlike the benefits granted to special preferred enterprises, which will be limited for a period of 10 years. The benefits shall be granted to companies that will qualify under criteria set in the amendment; for the most part, those criteria are similar to the criteria that were set in the law prior to its amendment.

Under the transitional provisions of the amendment, an Israeli company will be allowed to continue and enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. The company will be allowed to set the "year of election" no later than tax year 2012, provided that the minimum qualifying investment commenced not later than the end of 2010.  On each year during the period of benefits, the company will be able to opt for application of the amendment, thereby making available to itself the tax rates as above. Company's opting for application of the amendment is irrecoverable.

Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments Law), 1985 (“Inflationary Adjustments Law”), in Israel

Pursuant to the Israel Income Tax Law (Adjustments for Inflation), 1985 (hereinafter - the Adjustments Law), the results for tax purposes have been measured through 2007 on a real basis, based on changes in the Israel Consumer Price Index. The Company is taxed under this law.

Under the Israel Income Tax Law (Adjustments for Inflation) (Amendment No. 20), 2008 (hereinafter - the amendment), the provisions of the Adjustments Law will no longer apply to the Company in the 2008 tax year and thereafter, and therefore, the results of the Company will be measured for tax purposes in nominal terms. The amendment includes a number of transition provisions regarding the end of application of the Adjustments Law, which applied to the company through the end of the 2007 tax year.

c.	Carry forward tax losses

As of December 31, 2011, InspireMD Ltd. had a net carry forward tax loss of approximately $19 million. Under Israeli tax laws, the carry forward tax losses of the InspireMD Ltd. can be utilized indefinitely. InspireMD GmbH had a net carry forward tax loss of approximately $10 thousand. Under German tax laws, the carry forward tax losses of the subsidiary can be utilized indefinitely. InspireMD, Inc. had a net carry forward tax loss of approximately $500 thousand.

d.	Tax assessments

The Company and its subsidiaries have not been assessed for tax purposes since incorporation.

e.	The components of loss before income taxes are as follows:

	Year ended December 31
	2011	2010	2009
	($ in thousands)
Profit (loss) before taxes on income:
InspireMD, Inc.	$(7,029)	$-	$-
InspireMD Ltd.	(7,636)	(3,115)	(2,624)
InspireMD GmbH	2	(258)	(53)
	$(14,663)	$(3,373)	$(2,677)

Current taxes on income

The tax expenses in the amount of $2, $47 and $47 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, are in respect of non-US operations.

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to the company in Israel (see c. above), and the actual tax expense:

	Year ended December 31
	2011	2010	2009
	($ in thousands)
Loss before taxes on income, as reported in the statements of operations	$14,663	$3,373	$2,677
Theoretical tax benefit	(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences	594	431	92
Increase in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate	(116)	62	24
Increase (decrease) in uncertain tax positions - net	(53)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate	1,385	304	214
Change in corporate tax rates, see c above	(545)	-	481
Change in valuation allowance	3,722	367	116
	$2	$47	$47

As of December 31, 2011, 2010 and 2009, the Company determines that it was more likely than not that the benefit of the operating losses would not be realized and consequently, management concluded that full valuation allowance should be established regarding the Company's deferred tax assets.

The changes in the valuation allowance for the years ended December 31, 2011 and 2010:

	Year ended December 31
	2011	2010
	($ in thousands)
Balance at the beginning of the year	$3,196	$2,829
Changes during the year	3,722	367
Balance at the end of the year	$6,918	$3,196

f.	Accounting for Uncertain Tax position

Following is a reconciliation of the total amounts of the Company's unrecognized tax benefits during the years ended December 31, 2011 and 2010:

	December 31
	2011	2010
	($ in thousands)
Balance at beginning of year	$60	$30
Increase in unrecognized tax benefits
as a result of tax positions taken during the year		30
Decrease in unrecognized tax benefits
as a result of tax positions taken during a prior year	(60)
Balance at end of year	$-	$60

All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized.

A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Years
US	2008-2011
Israel	2006-2011
Germany	2008-2011

g.	Deferred income tax:

	December 31
	2011	2010
	($ in thousands)
Short-term :
Allowance for doubtful accounts	$37	$36
Provision for vacation and recreation pay	69	38
	106	74
Long-term :
R&D expenses	522	531
Share based compensation	276
Carry forward tax losses	6,000	2,582
Accrued severance pay, net	14	9
	6,812	3,122
Less-valuation allowance	(6,918)	(3,196)
	$-	$-